Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities [Abstract]
Interest and related debt fees	$ 96,854	$ 65,153	$ 155
LNG liquefaction costs	156,393	79,422	26,138
Total accrued liabilities	253,247	144,575	26,293
Accrued liabilities—affiliate	20,996	25,559	1,489
Total accrued liabilities (including affiliate)	$ 274,243	$ 170,134	$ 27,782